Mandatorily Redeemable Non-controlling Interests - Additional Information (Detail) - CNY (¥) ¥ in Thousands	1 Months Ended
	Jun. 30, 2020	Dec. 31, 2023	Dec. 31, 2022
Noncontrolling Interest [Line Items]
Minority Interests Ownership Percentage By Parent	30.00%
Dividend rate, preferred stock	1.50%
Yunfu EHang Intelligent Technology Limited("Yunfu") [Member]
Noncontrolling Interest [Line Items]
Cash consideration paid for non controlling interests	¥ 40,000
Minority Interests Ownership Percentage By Parent	30.00%
Interest payable		¥ 0	¥ 150
Yunfu EHang Intelligent Technology Limited("Yunfu") [Member] | Third Party [Member]
Noncontrolling Interest [Line Items]
Minority Interests Ownership Percentage By Parent	30.00%